CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,563,755	$ 239,656	¥ 2,085,234
Restricted cash	1,112,152	170,445	1,813,855
Restricted time deposits	1,779,458	272,714	1,962,293
Short-term financing receivables, net of allowance for credit losses of RMB318,262 and RMB508,013 as of December 31, 2019 and 2020, respectively	4,918,548	753,800	3,752,690
Loans at fair value	381,393	58,451
Accrued interest receivable, net of allowance for credit losses of nil and RMB1,681 as of December 31, 2019 and 2020, respectively	79,793	12,229	54,284
Prepaid expenses and other current assets	1,004,845	153,999	1,324,924
Amounts due from related parties	941	144
Deposits to insurance companies and guarantee companies	1,066,281	163,415	1,251,003
Short-term guarantee receivables, net of allowance for credit losses of RMB49,833 and RMB58,771 as of December 31, 2019 and 2020, respectively	756,197	115,892	1,183,278
Short-term contract assets and service fees receivable, net of allowance for credit losses of RMB94,894 and RMB65,607 as of December 31, 2019 and 2020, respectively	3,707,649	568,222	2,971,976
Inventories, net	47,170	7,229	106,781
Total current assets	16,418,182	2,516,196	16,506,318
Non-current assets
Restricted cash	163,999	25,134	86,537
Restricted time deposits			4,350
Long‑term financing receivables, net of allowance for credit losses of RMB55,283 and RMB21,149 as of December 31, 2019 and 2020, respectively	204,761	31,381	658,798
Long-term guarantee receivables, net of allowance for credit losses of RMB750 and RMB16,994 as of December 31, 2019 and 2020, respectively	218,654	33,510	281,699
Long-term contract assets and service fees receivable, net of allowance for credit losses of RMB2,845 and RMB18,970 as of December 31, 2019 and 2020, respectively	481,989	73,868	482,875
Property, equipment and software, net	125,694	19,263	92,553
Land use rights, net	1,000,467	153,328
Long‑term investments	521,802	79,970	511,605
Deferred tax assets	747,332	114,534	157,138
Other assets	462,285	70,848	454,421
Total non-current assets	3,926,983	601,836	2,729,976
TOTAL ASSETS	20,345,165	3,118,032	19,236,294
Current liabilities
Accounts payable (including amounts of the consolidated VIEs of RMB199,535 and RMB42,961 as of December 31, 2019 and 2020, respectively)	42,961	6,584	201,837
Amounts due to related parties (including amounts of the consolidated VIEs of RMB40,804 and RMB67,514 as of December 31, 2019 and 2020, respectively)	67,514	10,347	40,804
Short-term borrowings (including amounts of the consolidated VIEs of RMB1,923,691 and RMB1,751,633 as of December 31, 2019 and 2020, respectively)	1,827,063	280,010	1,977,691
Short-term funding debts (including amounts of the consolidated VIEs of RMB3,755,528 and RMB4,685,935 as of December 31, 2019 and 2020, respectively)	4,685,935	718,151	3,755,528
Accrued interest payable (including amounts of the consolidated VIEs of RMB74,866 and RMB26,972 as of December 31, 2019 and 2020, respectively)	36,484	5,591	87,003
Guarantee liabilities (including amounts of the consolidated VIEs of RMB1,726,368 and nil as of December 31, 2019 and 2020, respectively)			1,726,368
Deferred guarantee income (including amounts of the consolidated VIEs of nil and RMB694,582 as of December 31, 2019 and 2020, respectively)	694,582	106,449
Contingent guarantee liabilities (including amounts of the consolidated VIEs of nil and RMB1,738,787 as of December 31, 2019 and 2020, respectively)	1,738,787	266,481
Funds payable to Individual Investors (including amounts of the consolidated VIEs of RMB618,749 and nil as of December 31, 2019 and 2020, respectively)			618,749
Accrued expenses and other current liabilities (including amounts of the consolidated VIEs of RMB1,134,178 and RMB2,509,671 as of December 31, 2019 and 2020, respectively)	2,926,347	448,482	1,394,639
Total current liabilities	12,019,673	1,842,095	9,802,619
Non-current liabilities
Long-term funding debts (including amounts of the consolidated VIEs of RMB450,595 and RMB825,814 as of December 31, 2019 and 2020, respectively)	825,814	126,562	450,595
Deferred tax liabilities (including amounts of the consolidated VIEs of RMB309,646 and RMB21,046 as of December 31, 2019 and 2020, respectively)	21,046	3,225	309,646
Convertible notes	1,920,227	294,288	2,046,051
Other long-term liabilities (including amounts of the consolidated VIEs of RMB21,079 and RMB23,218 as of December 31, 2019 and 2020, respectively)	27,667	4,240	27,844
Total non-current liabilities	2,794,754	428,315	2,834,136
TOTAL LIABILITIES	14,814,427	2,270,410	12,636,755
Commitments and contingencies (Note 21)
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	2,724,006	417,472	2,519,886
Statutory reserves	649,234	99,499	352,313
Accumulated other comprehensive (loss)/income	3,308	507	(7,288)
Retained earnings	2,113,956	323,978	3,734,397
Total equity attributable to owners of the company	5,490,738	841,492	6,599,539
Non-controlling interests	40,000	6,130
TOTAL SHAREHOLDERS’ EQUITY	5,530,738	847,622	6,599,539
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	20,345,165	3,118,032	19,236,294
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	176	27	170
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	¥ 58	$ 9	¥ 61